FORM N-SAR
                            SEMI-ANNUAL REPORT
                    FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   /  /  (a)

          or fiscal year ending:  12/31  /97   (b)

Is this a transition report?  (Y/N)  _____N

Is this an amendment to a previous filing?  (Y/N)  _______N

Those items or sub-items with a box "/" after the item number should be completed only if the answer ha changed from the previous filing on this form.



1.   A.   Registrant Name:  SEPARATE ACCOUNT VA-2NLNY OF TRANSAMERICA
LIFE INSURANCE COMPANY OF NEW YORK

     B.   File Number:  811-7370

     C.   Telephone Number:(213) 742-4454


2.   A.   Street:100 MANHATTANVILLE ROAD

     B.   City: PURCHASE            C. State: NY  D. Zip Code: 10577  Zip Ext:

     E.   Foreign Country:                   Foreign Postal Code:


3.   Is   this   the    first    filing    on   this    form   by    Registrant?
     (Y/N)_________________________N

4.   Is   this    the    last    filing    on   this    form   by    Registrant?
     (Y/N)_________________________N

5.   Is   Registrant   a   small    business    investment    company    (SBIC)?
     (Y/N)________________N [If answer is "Y" (Yes) complete only items 89 through 110.]

6.   Is      Registrant      a      unit      investment       trust      (UIT)?
     (Y/N)_____________________________Y  [If answer is "Y" (Yes)  complete only items 111-132.]

7.   A.   Is    Registrant   a   series   or   multiple    portfolio    company?
     (Y/N)________________N
     [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period?___________________________N/A



123. State the total value of the additional units considered in answering item 122 ($000's omitted)_______ $__________N/A

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series ($000's omitted)______________ $_________________N/A

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)_______ $____________0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)___ $______N/A

127. Life opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or neat the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                         Total          Total
                         Number of                 Assets    Distributions
                         Series          ($000's   ($000's
                         Investing       omitted)  omitted)


A.   U.S. Treasury
     direct issue__________                  $         $

B.   U.S. Government
     agency____________                 $         $

C.   State and municipal
     tax-free___________                $         $

D.   Public utility
     debt_____________                       $         $

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent_____________                $         $

F.   All other corporate
     intermed. & long-term
     debt_________________                   $         $

G.   All other corporate
     short-term debt________                 $         $

H.   Equity securities of
     brokers or dealers
     or parents of
     brokers or dealers_______               $         $

I.   Investment company
     equity securities________           N/A    $0         $0

J.   All other equity
     securities___________                   $         $

K.   Other securities_______                 $         $

L.   Total assets of all
     series of
     registrant_________                N/A       $0         $0

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)N/A

     [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)N/A

     [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)N/A

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $0

132. List the "811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

         This report is signed on behalf of the registrant (or depositor or trustee).



City of Los Angeles              State of California

Date:  February 20, 1998




Name of Registrant, Depositor, or Trustee: Separate Account VA-2NLNY of Transamerica Life Insurance Company of New York






By:              /s/James W. Dederer
                  James W. Dederer
                  Chairman, General Counsel &
                  Corporate Secretary


Witness:          /s/Susan Vivino
                  Susan Vivino
                  Paralegal